ALLMERICA SELECT SEPARATE ACCOUNT II
                               INHEIRITAGE ACCOUNT
                              SEPARATE ACCOUNT IMO
                              SEPARATE ACCOUNT SPVL
                                 VEL II ACCOUNT
                                       OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


SUPPLEMENT DATED JUNE 5, 2002 TO PROSPECTUS DATED MAY 1, 2002

                                     * * *

Under the caption DIRECTORS AND OFFICERS, the information concerning Mark A. Hug is amended to read in its entirety as follows:

NAME AND POSITION WITH COMPANY                   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Mark A. Hug                                      Director (since 2001) and Vice President (since 2000) of First
Director and Vice President                      Allmerica; Senior Vice President of Life and Annuity Products
                                                 (1997-1999) for The Equitable Life Assurance Society

                                     * * *
                                                   SUPPLEMENT DATED JUNE 5, 2002